Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Fund

January 31, 2020

FAEM-QTLY-0320
1.813064.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Brazil - 5.2%
IRB Brasil Resseguros SA	1,381,000	$14,456,225
Natura & Co. Holding SA	807,000	8,965,829
Suzano Papel e Celulose SA	1,643,700	15,225,699

TOTAL BRAZIL		38,647,753

Cayman Islands - 18.0%
Airtac International Group	870,037	13,077,278
Alibaba Group Holding Ltd. sponsored ADR (a)	55,300	11,424,427
Baidu.com, Inc. sponsored ADR (a)	119,900	14,814,844
JD.com, Inc. sponsored ADR (a)	235,833	8,888,546
Li Ning Co. Ltd.	4,903,500	14,320,078
Meituan Dianping Class B (a)	702,500	8,893,535
Tencent Holdings Ltd.	1,286,400	61,348,681

TOTAL CAYMAN ISLANDS		132,767,389

China - 19.8%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,548,720	8,286,659
C&S Paper Co. Ltd. (A Shares)	2,826,136	5,181,484
China Life Insurance Co. Ltd. (H Shares)	5,612,000	13,401,650
China Merchants Bank Co. Ltd. (H Shares)	4,755,000	22,926,521
China Petroleum & Chemical Corp. (H Shares)	19,868,000	10,462,918
Haier Smart Home Co. Ltd. (A Shares)	11,332,877	29,576,985
Industrial & Commercial Bank of China Ltd. (H Shares)	44,104,000	29,275,063
Shenzhen Inovance Technology Co. Ltd. (A Shares)	4,009,610	16,567,609
Yantai Jereh Oilfield Services (A Shares)	1,868,100	9,642,298

TOTAL CHINA		145,321,187

Hong Kong - 4.0%
China Resources Beer Holdings Co. Ltd.	4,098,000	18,960,368
CNOOC Ltd. sponsored ADR	68,273	10,309,223

TOTAL HONG KONG		29,269,591

Hungary - 1.1%
Richter Gedeon PLC	363,600	7,816,995
India - 5.5%
Housing Development Finance Corp. Ltd.	342,698	11,549,873
Larsen & Toubro Ltd.	458,800	8,764,053
Shree Cement Ltd.	39,583	12,715,465
Solar Industries India Ltd. (a)	419,000	7,432,574

TOTAL INDIA		40,461,965

Indonesia - 1.1%
PT Bank Mandiri (Persero) Tbk	14,996,200	8,199,851
Israel - 2.1%
Elbit Systems Ltd. (Israel)	100,600	15,450,910
Korea (South) - 11.5%
Samsung Electronics Co. Ltd.	1,422,511	65,680,259
Shinhan Financial Group Co. Ltd.	574,090	18,669,387

TOTAL KOREA (SOUTH)		84,349,646

Mexico - 3.3%
CEMEX S.A.B. de CV sponsored ADR	3,027,800	12,232,312
Grupo Financiero Banorte S.A.B. de CV Series O	1,967,600	12,088,523

TOTAL MEXICO		24,320,835

Peru - 1.4%
Compania de Minas Buenaventura SA sponsored ADR	792,248	10,243,767
Philippines - 0.1%
Ayala Land, Inc.	732,947	594,279
Russia - 7.2%
Lukoil PJSC sponsored ADR	187,600	19,135,200
MMC Norilsk Nickel PJSC sponsored ADR	550,200	17,782,464
Sberbank of Russia sponsored ADR	1,006,000	16,096,000

TOTAL RUSSIA		53,013,664

Singapore - 1.5%
CapitaLand Ltd.	4,193,100	11,049,552
South Africa - 1.4%
Impala Platinum Holdings Ltd. (a)	1,077,700	10,160,546
Taiwan - 11.2%
Realtek Semiconductor Corp.	1,432,000	11,442,178
Sporton International, Inc.	1,076,000	7,015,965
Taiwan Semiconductor Manufacturing Co. Ltd.	4,339,000	44,507,321
Unified-President Enterprises Corp.	2,969,000	7,034,664
Yageo Corp.	1,025,000	12,786,609

TOTAL TAIWAN		82,786,737

TOTAL COMMON STOCKS
(Cost $622,771,558)		694,454,667

Nonconvertible Preferred Stocks - 3.1%
Brazil - 3.1%
Itau Unibanco Holding SA	1,284,480	9,843,701
Petroleo Brasileiro SA - Petrobras sponsored ADR	895,278	12,632,373
TOTAL BRAZIL
(Cost $22,417,614)		22,476,074

Money Market Funds - 2.2%
Fidelity Cash Central Fund 1.58% (b)	16,066,228	16,069,441
TOTAL MONEY MARKET FUNDS
(Cost $16,069,441)		16,069,441
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $661,258,613)		733,000,182
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,377,213
NET ASSETS - 100%		$735,377,395

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,287
Total	$50,287

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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